Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020		Sep. 30, 2019		Sep. 30, 2018
CURRENT ASSETS
Cash	$ 88,623		$ 293,771		$ 820,856
Accounts receivable, net	5,662,143		5,236,270		2,554,145
Inventories, net	2,144,126		2,603,864		9,396,643
Advance to suppliers	2,138,623		367,656
Prepaid expenses and other current assets	96,791		77,871		679,040
TOTAL CURRENT ASSETS	10,130,306		8,579,432		13,450,684
Acquisition deposit	1,300,378		1,305,407
Property, plant and equipment, net	9,858,497		9,498,052		3,010,732
Intangible assets, net	135,887		138,372		147,967
Deferred tax assets, net	58,664		39,149		35,533
TOTAL ASSETS	21,483,732		19,560,412		16,644,916
CURRENT LIABILITIES
Short-term loans	1,463,439		2,052,309		2,639,872
Current portion of long-term loans	3,261,828		1,821,162
Third party loans	503,062		424,191		542,799
Accounts payable	2,442,028		3,220,857		3,426,024
Due to related parties	1,562,940		1,165,865		533,527
Taxes payable	2,483,623		1,577,176		98,636
Accrued expenses and other current liabilities	634,354		239,305		1,508,797
Capital lease liabilities, current	219,228		363,485
TOTAL CURRENT LIABILITIES	12,570,502		10,864,350		8,749,655
Long-term loans	22,921		1,400,894		3,348,816
Capital lease liabilities, noncurrent			31,822
TOTAL LIABILITIES	12,593,423		12,297,066		12,098,471
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, value	517	[1]	517	[2]	517	[2]
Additional paid in capital	5,040,156		5,040,156		5,040,156
Statutory reserve	257,409		257,409
Retained earnings	3,901,690		2,368,512		52,118
Accumulated other comprehensive loss	(794,397)		(828,243)		(546,346)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS' EQUITY	8,405,375		6,838,351		4,546,445
Non-controlling interest	484,934		424,995
Total equity	8,890,309		7,263,346		4,546,445
TOTAL LIABILITIES AND EQUITY	$ 21,483,732		$ 19,560,412		$ 16,644,916

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.
[2]	Retrospectively restated for effect of 1-for-3 shares reverse split.